Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,924,851	4,601,726	3,476,579
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 8.32	$ 7.47	$ 6.80
Weighted average remaining contractual life of options outstanding (years)	4 years 1 month 2 days
Number of options exercisable (in shares) | shares	2,237,735
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.67
$6.01 - $7.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,092,977
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 6.57
Weighted average remaining contractual life of options outstanding (years)	2 years 9 months 25 days
Number of options exercisable (in shares) | shares	1,092,977
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.57
$7.01 - $8.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	743,126
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 7.62
Weighted average remaining contractual life of options outstanding (years)	4 years 7 days
Number of options exercisable (in shares) | shares	477,026
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 7.62
$8.01 - $9.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	15,571
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 8.63
Weighted average remaining contractual life of options outstanding (years)	4 years 1 month 28 days
Number of options exercisable (in shares) | shares	6,048
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 8.63
$9.01 - $11.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,073,177
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 9.50
Weighted average remaining contractual life of options outstanding (years)	4 years 9 months 14 days
Number of options exercisable (in shares) | shares	661,684
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 9.50